UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

QS

GLOBAL EQUITY FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Equity Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	QS Global Equity Fund

Performance review

For the six months ended April 30, 2021, Class A shares of QS Global Equity Fund, excluding sales charges, returned 33.08%. The Fund’s unmanaged benchmark, the MSCI World Index (Net Dividends) (USD)i, returned 29.10% for the same period. The Lipper Global Multi-Cap Core Funds Category Averageii returned 28.73% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
QS Global Equity Fund:
Class 1[1]	33.24%
Class A	33.08%
Class C	32.58%
Class I	33.33%
Class IS	33.37%
MSCI World Index (Net Dividends) (USD)	29.10%
Lipper Global Multi-Cap Core Funds Category Average	28.73%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 1.19%, 1.46%, 2.22%, 1.07% and 1.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 0.95% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating

[1]

Class 1 shares of the Fund are closed to all purchases or incoming exchanges. Investors owning Class 1 shares may continue to maintain their then current Class 1 shares, but are no longer permitted to add to their Class 1 share positions except through dividend reinvestment.

QS Global Equity Fund	III

Performance review (cont’d)

expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of the total annual fund operating expense for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Investments in stocks are subject to price and market fluctuations. The Fund may invest in small- and medium-capitalization companies that may involve a higher degree of risk and volatility than investments in large-capitalization companies. The Fund invests a significant portion of its portfolio in foreign companies, which are subject to special risks, including currency fluctuations, changes in political, social and economic conditions, differing securities regulations and periods of illiquidity, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks. The Fund may use derivatives, such as forward foreign currency contracts, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	QS Global Equity Fund

[i]	The MSCI World Index (Net Dividends) (USD) is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.
ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 151 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Global Equity Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Global Equity Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	33.24%	$1,000.00	$1,332.40	1.12%	$6.48	Class 1	5.00%	$1,000.00	$1,019.24	1.12%	$5.61
Class A	33.08	1,000.00	1,330.80	1.30	7.51	Class A	5.00	1,000.00	1,018.35	1.30	6.51
Class C	32.58	1,000.00	1,325.80	2.05	11.82	Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class I	33.33	1,000.00	1,333.30	0.95	5.50	Class I	5.00	1,000.00	1,020.08	0.95	4.76
Class IS	33.37	1,000.00	1,333.70	0.90	5.21	Class IS	5.00	1,000.00	1,020.33	0.90	4.51

2	QS Global Equity Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Global Equity Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

QS Global Equity Fund

Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 9.5%
Diversified Telecommunication Services — 0.6%
Liberty Global PLC, Class C Shares	44,000	$1,190,640	*
Entertainment — 2.1%
Activision Blizzard Inc.	10,500	957,495
Electronic Arts Inc.	10,400	1,477,632
Nintendo Co. Ltd.	2,700	1,546,880	(a)
Total Entertainment		3,982,007
Interactive Media & Services — 5.6%
Alphabet Inc., Class A Shares	1,632	3,840,912	*
Alphabet Inc., Class C Shares	1,500	3,615,180	*
Auto Trader Group PLC	153,000	1,204,464	*(a)
Facebook Inc., Class A Shares	6,600	2,145,528	*
Total Interactive Media & Services		10,806,084
Media — 1.2%
Interpublic Group of Cos. Inc.	45,000	1,428,750
Omnicom Group Inc.	10,000	822,600
Total Media		2,251,350
Total Communication Services		18,230,081
Consumer Discretionary — 11.8%
Auto Components — 1.1%
Magna International Inc.	23,000	2,172,103
Automobiles — 0.5%
Tesla Inc.	1,300	922,272	*
Household Durables — 1.1%
PulteGroup Inc.	21,300	1,259,256
Sekisui House Ltd.	40,000	808,825	(a)
Total Household Durables		2,068,081
Internet & Direct Marketing Retail — 4.0%
Amazon.com Inc.	1,730	5,998,636	*
eBay Inc.	16,500	920,535
JD.com Inc., ADR	10,600	820,016	*
Total Internet & Direct Marketing Retail		7,739,187
Specialty Retail — 3.2%
Foot Locker Inc.	11,100	654,678
Home Depot Inc.	5,300	1,715,451
Lowe’s Cos. Inc.	13,200	2,590,500
O’Reilly Automotive Inc.	2,150	1,188,692	*
Total Specialty Retail		6,149,321

See Notes to Financial Statements.

4	QS Global Equity Fund 2021 Semi-Annual Report

QS Global Equity Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.	3,700	$1,251,340	*
NIKE Inc., Class B Shares	7,700	1,021,174
Pandora A/S	12,200	1,383,746	(a)
Total Textiles, Apparel & Luxury Goods		3,656,260
Total Consumer Discretionary		22,707,224
Consumer Staples — 6.3%
Beverages — 1.3%
Constellation Brands Inc., Class A Shares	5,900	1,417,888
Monster Beverage Corp.	10,500	1,019,025	*
Total Beverages		2,436,913
Food & Staples Retailing — 1.5%
Kroger Co.	40,000	1,461,600
Walmart Inc.	10,500	1,469,055
Total Food & Staples Retailing		2,930,655
Household Products — 0.7%
Clorox Co.	4,100	748,250
Procter & Gamble Co.	4,400	587,048
Total Household Products		1,335,298
Personal Products — 1.2%
Estee Lauder Cos. Inc., Class A Shares	4,700	1,474,860
Herbalife Nutrition Ltd.	17,600	805,552	*
Total Personal Products		2,280,412
Tobacco — 1.6%
Altria Group Inc.	24,200	1,155,550
Philip Morris International Inc.	11,000	1,045,000
Swedish Match AB	12,100	993,668	(a)
Total Tobacco		3,194,218
Total Consumer Staples		12,177,496
Energy — 2.7%
Oil, Gas & Consumable Fuels — 2.7%
ENEOS Holdings Inc.	252,400	1,082,661	(a)
GS Holdings Corp.	10,600	409,620	(a)
Lundin Energy AB	37,100	1,184,232	(a)
Repsol SA	84,000	1,001,255	(a)
Royal Dutch Shell PLC, Class A Shares	74,700	1,403,132	(a)
Total Energy		5,080,900
Financials — 14.0%
Banks — 6.7%
Bank of America Corp.	28,000	1,134,840
Bank of Nova Scotia	25,500	1,623,793

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

QS Global Equity Fund

Security	Shares	Value
Banks — continued
Citigroup Inc.	30,300	$2,158,572
Citizens Financial Group Inc.	39,342	1,820,748
ING Groep NV	120,000	1,534,177	(a)
JPMorgan Chase & Co.	13,300	2,045,673
Lloyds Banking Group PLC	2,140,000	1,342,190	(a)
Swedbank AB, Class A Shares	63,800	1,120,885	(a)
Total Banks		12,780,878
Consumer Finance — 1.9%
Capital One Financial Corp.	16,705	2,490,381
Synchrony Financial	27,700	1,211,598
Total Consumer Finance		3,701,979
Insurance — 5.4%
Allianz SE, Registered Shares	7,524	1,957,478	(a)
Allstate Corp.	14,400	1,825,920
Aviva PLC	220,000	1,215,761	(a)
Direct Line Insurance Group PLC	200,000	787,587	(a)
Manulife Financial Corp.	71,000	1,550,372
MetLife Inc.	32,600	2,074,338
Principal Financial Group Inc.	16,084	1,027,285
Total Insurance		10,438,741
Total Financials		26,921,598
Health Care — 12.2%
Biotechnology — 2.5%
Regeneron Pharmaceuticals Inc.	2,600	1,251,380	*
Sage Therapeutics Inc.	15,200	1,197,152	*
Seagen Inc.	6,900	991,944	*
Vertex Pharmaceuticals Inc.	6,400	1,396,480	*
Total Biotechnology		4,836,956
Health Care Equipment & Supplies — 1.0%
IDEXX Laboratories Inc.	3,500	1,921,465	*
Health Care Providers & Services — 4.9%
Cardinal Health Inc.	24,000	1,448,160
CVS Health Corp.	19,400	1,482,160
HCA Healthcare Inc.	7,100	1,427,526
Humana Inc.	3,900	1,736,436
McKesson Corp.	10,500	1,969,380
Molina Healthcare Inc.	5,000	1,275,500	*
Total Health Care Providers & Services		9,339,162
Health Care Technology — 0.4%
Veeva Systems Inc., Class A Shares	2,900	819,105	*

See Notes to Financial Statements.

6	QS Global Equity Fund 2021 Semi-Annual Report

QS Global Equity Fund

Security	Shares	Value
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories Inc., Class A Shares	2,400	$1,512,312	*
Mettler-Toledo International Inc.	1,100	1,444,652	*
Total Life Sciences Tools & Services		2,956,964
Pharmaceuticals — 1.8%
Novo Nordisk A/S, Class B Shares	20,600	1,522,568	(a)
Ono Pharmaceutical Co. Ltd.	34,500	868,839	(a)
Shionogi & Co. Ltd.	21,000	1,104,778	(a)
Total Pharmaceuticals		3,496,185
Total Health Care		23,369,837
Industrials — 11.6%
Air Freight & Logistics — 1.6%
FedEx Corp.	4,800	1,393,488
United Parcel Service Inc., Class B Shares	8,500	1,732,810
Total Air Freight & Logistics		3,126,298
Building Products — 1.4%
Masco Corp.	21,600	1,379,808
Owens Corning	13,500	1,306,935
Total Building Products		2,686,743
Construction & Engineering — 0.4%
Ferrovial SA	30,000	852,483	(a)
Electrical Equipment — 0.9%
Signify NV	29,600	1,682,927	*(a)
Machinery — 2.2%
CNH Industrial NV	71,500	1,066,989	(a)
FANUC Corp.	4,400	1,014,467	(a)
Parker-Hannifin Corp.	4,334	1,360,053
Yangzijiang Shipbuilding Holdings Ltd.	775,000	832,975	(a)
Total Machinery		4,274,484
Marine — 1.4%
A.P. Moller - Maersk A/S, Class B Shares	470	1,166,730	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,419,768	(a)
Total Marine		2,586,498
Professional Services — 2.0%
Adecco Group AG, Registered Shares	15,000	1,015,491	(a)
Robert Half International Inc.	16,500	1,445,565
Wolters Kluwer NV	16,200	1,466,401	(a)
Total Professional Services		3,927,457
Road & Rail — 0.7%
Old Dominion Freight Line Inc.	5,300	1,366,393

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

QS Global Equity Fund

Security	Shares	Value
Trading Companies & Distributors — 0.7%
W.W. Grainger Inc.	2,900	$1,257,266
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	30,000	583,567	(a)
Total Industrials		22,344,116
Information Technology — 22.3%
Communications Equipment — 1.7%
Cisco Systems Inc.	30,060	1,530,355
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	1,690,886	(a)
Total Communications Equipment		3,221,241
Electronic Equipment, Instruments & Components — 0.7%
Jabil Inc.	26,752	1,402,340
IT Services — 1.0%
PayPal Holdings Inc.	7,200	1,888,488	*
Semiconductors & Semiconductor Equipment — 6.4%
Applied Materials Inc.	20,000	2,654,200
ASML Holding NV	4,400	2,864,646	(a)
Intel Corp.	22,700	1,305,931
Lam Research Corp.	2,300	1,427,035
Texas Instruments Inc.	12,620	2,278,036
Tokyo Electron Ltd.	4,000	1,761,833 (a)
Total Semiconductors & Semiconductor Equipment		12,291,681
Software — 5.2%
Check Point Software Technologies Ltd.	10,500	1,226,505	*
Citrix Systems Inc.	10,300	1,275,655
Microsoft Corp.	27,000	6,808,860
Zoom Video Communications Inc., Class A Shares	2,400	766,968	*
Total Software		10,077,988
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	74,000	9,728,040
Logitech International SA, Registered Shares	10,500	1,174,655	(a)
NetApp Inc.	17,385	1,298,486
Samsung Electronics Co. Ltd.	24,679	1,803,352	(a)
Total Technology Hardware, Storage & Peripherals		14,004,533
Total Information Technology		42,886,271
Materials — 4.1%
Chemicals — 0.6%
Mitsubishi Gas Chemical Co. Inc.	54,500	1,261,092	(a)
Construction Materials — 0.6%
LafargeHolcim Ltd., Registered Shares	18,000	1,109,124	(a)

See Notes to Financial Statements.

8	QS Global Equity Fund 2021 Semi-Annual Report

QS Global Equity Fund

Security		Shares	Value
Containers & Packaging — 0.7%
International Paper Co.		21,800	$1,264,400
Metals & Mining — 2.2%
Fortescue Metals Group Ltd.		95,000	1,654,180	(a)
Kinross Gold Corp.		110,000	774,112
Rio Tinto PLC		21,000	1,764,870	(a)
Total Metals & Mining			4,193,162
Total Materials			7,827,778
Real Estate — 3.1%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Stockland		310,000	1,119,156	(a)
Real Estate Management & Development — 2.5%
CapitaLand Ltd.		325,000	907,146	(a)
China Vanke Co. Ltd., Class H Shares		225,700	789,784	(a)
CK Asset Holdings Ltd.		157,000	984,418	(a)
Daito Trust Construction Co. Ltd.		11,500	1,223,239	(a)
Daiwa House Industry Co. Ltd.		30,000	888,444	(a)
Total Real Estate Management & Development			4,793,031
Total Real Estate			5,912,187
Utilities — 1.9%
Electric Utilities — 1.4%
Chubu Electric Power Co. Inc.		79,000	956,334	(a)
NRG Energy Inc.		23,500	841,770
Tohoku Electric Power Co. Inc.		94,000	828,552	(a)
Total Electric Utilities			2,626,656
Multi-Utilities — 0.5%
Atco Ltd., Class I Shares		29,600	1,016,006
Total Utilities			3,642,662
Total Investments before Short-Term Investments (Cost — $123,938,428)			191,100,150
	Rate
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $684,304)	0.010%	684,304	684,304
Total Investments — 99.9% (Cost — $124,622,732)			191,784,454
Other Assets in Excess of Liabilities — 0.1%			184,664
Total Net Assets — 100.0%			$191,969,118

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2021

QS Global Equity Fund

Abbreviation(s) used in this schedule:
ADR — American Depositary Receipts

Summary of Investments by Country**
United States	64.8%
Japan	7.3
Netherlands	4.7
Canada	3.7
United Kingdom	3.5
Sweden	2.6
Switzerland	2.5
Australia	2.4
Denmark	2.1
China	1.3
South Korea	1.1
Germany	1.0
Spain	1.0
Israel	0.6
Hong Kong	0.5
Singapore	0.5
Short-Term Investments	0.4
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2021 and are subject to change.

See Notes to Financial Statements.

10	QS Global Equity Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments, at value (Cost — $124,622,732)	$191,784,454
Foreign currency, at value (Cost — $44,910)	44,872
Dividends and interest receivable	455,406
Receivable for Fund shares sold	64,349
Prepaid expenses	36,314
Total Assets	192,385,395

Liabilities:
Payable for Fund shares repurchased	160,625
Investment management fee payable	104,000
Transfer agent fees payable	56,718
Service and/or distribution fees payable	36,314
Audit and tax fees payable	25,192
Trustees’ fees payable	1,109
Accrued expenses	32,319
Total Liabilities	416,277
Total Net Assets	$191,969,118

Net Assets:
Par value (Note 7)	$93
Paid-in capital in excess of par value	116,230,549
Total distributable earnings (loss)	75,738,476
Total Net Assets	$191,969,118

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	11

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2021

Net Assets:
Class 1	$1,471,263
Class A	$173,223,542
Class C	$1,282,093
Class I	$15,951,827
Class IS	$40,393

Shares Outstanding:
Class 1	71,470
Class A	8,369,393
Class C	60,708
Class I	773,459
Class IS	1,958

Net Asset Value:
Class 1 (and redemption price)	$20.59
Class A (and redemption price)	$20.70
Class C*	$21.12
Class I (and redemption price)	$20.62
Class IS (and redemption price)	$20.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$21.96

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

12	QS Global Equity Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$1,857,166
Interest	38
Less: Foreign taxes withheld	(141,070)
Total Investment Income	1,716,134

Expenses:
Investment management fee (Note 2)	658,323
Service and/or distribution fees (Notes 2 and 5)	203,795
Transfer agent fees (Note 5)	201,924
Fund accounting fees	38,802
Registration fees	33,797
Audit and tax fees	20,685
Legal fees	13,710
Shareholder reports	9,735
Trustees’ fees	4,879
Custody fees	4,803
Insurance	1,309
Interest expense	47
Miscellaneous expenses	8,393
Total Expenses	1,200,202
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(81,756)
Net Expenses	1,118,446
Net Investment Income	597,688

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	9,441,089
Foreign currency transactions	6,633
Net Realized Gain	9,447,722
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	38,823,163
Foreign currencies	10
Change in Net Unrealized Appreciation (Depreciation)	38,823,173
Net Gain on Investments and Foreign Currency Transactions	48,270,895
Increase in Net Assets From Operations	$48,868,583

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$597,688	$1,458,278
Net realized gain (loss)	9,447,722	(1,265,890)
Change in net unrealized appreciation (depreciation)	38,823,173	2,127,654
Increase in Net Assets From Operations	48,868,583	2,320,042

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,300,006)	(11,389,563)
Decrease in Net Assets From Distributions to Shareholders	(1,300,006)	(11,389,563)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,019,867	18,978,950
Reinvestment of distributions	1,290,856	11,285,456
Cost of shares repurchased	(15,899,863)	(31,724,735)
Decrease in Net Assets From Fund Share Transactions	(5,589,140)	(1,460,329)
Increase (Decrease) in Net Assets	41,979,437	(10,529,850)

Net Assets:
Beginning of period	149,989,681	160,519,531
End of period	$191,969,118	$149,989,681

See Notes to Financial Statements.

14	QS Global Equity Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.59	$16.49	$16.62	$16.90	$13.65	$13.66

Income (loss) from operations:
Net investment income	0.08	0.16	0.22	0.22	0.15	0.20
Net realized and unrealized gain (loss)	5.08	0.14	0.81	(0.36)	3.32	(0.06)
Total income (loss) from operations	5.16	0.30	1.03	(0.14)	3.47	0.14

Less distributions from:
Net investment income	(0.16)	(0.22)	(0.24)	(0.14)	(0.22)	(0.15)
Net realized gains	—	(0.98)	(0.92)	—	—	—
Total distributions	(0.16)	(1.20)	(1.16)	(0.14)	(0.22)	(0.15)

Net asset value, end of period	$20.59	$15.59	$16.49	$16.62	$16.90	$13.65
Total return[3]	33.24%	1.82%	6.83%	(0.86)%	25.75%	1.02%

Net assets, end of period (000s)	$1,471	$1,150	$1,227	$1,265	$1,399	$1,257

Ratios to average net assets:
Gross expenses	1.12%[4]	1.19%	1.19%	1.20%	1.32%	1.39%
Net expenses[5]	1.12 [4,6]	1.16 [6]	1.18 [6]	1.20	1.25 [6]	1.30 [6]
Net investment income	0.84 [4]	1.07	1.41	1.25	0.97	1.48

Portfolio turnover rate	18%	38%	52%	25%	54%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.67	$16.57	$16.68	$16.98	$13.71	$13.71

Income (loss) from operations:
Net investment income	0.06	0.14	0.20	0.20	0.14	0.20
Net realized and unrealized gain (loss)	5.10	0.13	0.81	(0.37)	3.35	(0.06)
Total income (loss) from operations	5.16	0.27	1.01	(0.17)	3.49	0.14

Less distributions from:
Net investment income	(0.13)	(0.19)	(0.20)	(0.13)	(0.22)	(0.14)
Net realized gains	—	(0.98)	(0.92)	—	—	—
Total distributions	(0.13)	(1.17)	(1.12)	(0.13)	(0.22)	(0.14)

Net asset value, end of period	$20.70	$15.67	$16.57	$16.68	$16.98	$13.71
Total return[3]	33.08%	1.68%	6.70%	(0.99)%	25.73%	1.01%

Net assets, end of period (millions)	$173	$135	$142	$142	$151	$127

Ratios to average net assets:
Gross expenses	1.39%[4]	1.46%	1.45%	1.45%	1.57%	1.63%
Net expenses[5,6]	1.30 [4]	1.30	1.30	1.30	1.30	1.30
Net investment income	0.66 [4]	0.93	1.28	1.15	0.92	1.48

Portfolio turnover rate	18%	38%	52%	25%	54%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

16	QS Global Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.93	$16.76	$16.83	$17.12	$13.80	$13.77

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.03	0.09	0.07	0.03	0.10
Net realized and unrealized gain (loss)	5.20	0.12	0.82	(0.36)	3.38	(0.07)
Total income (loss) from operations	5.19	0.15	0.91	(0.29)	3.41	0.03

Less distributions from:
Net investment income	—	—	(0.06)	—	(0.09)	—
Net realized gains	—	(0.98)	(0.92)	—	—	—
Total distributions	—	(0.98)	(0.98)	—	(0.09)	—

Net asset value, end of period	$21.12	$15.93	$16.76	$16.83	$17.12	$13.80
Total return[3]	32.58%	0.88%	5.91%	(1.69)%	24.73%	0.29%

Net assets, end of period (000s)	$1,282	$1,380	$1,890	$6,057	$6,275	$7,240

Ratios to average net assets:
Gross expenses	2.31%[4]	2.22%	2.17%	2.12%	2.28%	2.31%
Net expenses[5,6]	2.05 [4]	2.05	2.05	2.05	2.05	2.05
Net investment income (loss)	(0.15) [4]	0.18	0.55	0.41	0.17	0.72

Portfolio turnover rate	18%	38%	52%	25%	54%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.63	$16.54	$16.67	$16.96	$13.70	$13.71

Income (loss) from operations:
Net investment income	0.09	0.20	0.26	0.28	0.19	0.25
Net realized and unrealized gain (loss)	5.09	0.12	0.81	(0.38)	3.33	(0.06)
Total income (loss) from operations	5.18	0.32	1.07	(0.10)	3.52	0.19

Less distributions from:
Net investment income	(0.19)	(0.25)	(0.28)	(0.19)	(0.26)	(0.20)
Net realized gains	—	(0.98)	(0.92)	—	—	—
Total distributions	(0.19)	(1.23)	(1.20)	(0.19)	(0.26)	(0.20)

Net asset value, end of period	$20.62	$15.63	$16.54	$16.67	$16.96	$13.70
Total return[3]	33.33%	1.98%	7.10%	(0.60)%	26.07%	1.42%

Net assets, end of period (000s)	$15,952	$12,692	$15,137	$13,552	$7,894	$7,615

Ratios to average net assets:
Gross expenses	1.04%[4]	1.07%	1.06%	1.08%	1.14%	1.11%
Net expenses[5,6]	0.95 [4]	0.95	0.95	0.95	0.95	0.95
Net investment income	1.00 [4]	1.29	1.65	1.58	1.28	1.88

Portfolio turnover rate	18%	38%	52%	25%	54%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	QS Global Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019[3]

Net asset value, beginning of period	$15.64	$16.54	$15.52

Income from operations:
Net investment income	0.10	0.20	0.05
Net realized and unrealized gain	5.09	0.14	0.97
Total income from operations	5.19	0.34	1.02

Less distributions from:
Net investment income	(0.20)	(0.26)	—
Net realized gains	—	(0.98)	—
Total distributions	(0.20)	(1.24)	—

Net asset value, end of period	$20.63	$15.64	$16.54
Total return[4]	33.37%	2.09%	6.57%

Net assets, end of period (000s)	$40	$30	$30

Ratios to average net assets:
Gross expenses	0.97%[5]	1.05%	1.00%[5]
Net expenses[6,7]	0.90 [5]	0.90	0.90 [5]
Net investment income	1.06 [5]	1.33	1.42 [5]

Portfolio turnover rate	18%	38%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	For the period August 9, 2019 (inception date) to October 31, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	For the year ended October 31, 2019.

See Notes to Financial Statements.

QS Global Equity Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

20	QS Global Equity Fund 2021 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS Global Equity Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$15,478,737	$2,751,344	—	$18,230,081
Consumer Discretionary	20,514,653	2,192,571	—	22,707,224
Consumer Staples	11,183,828	993,668	—	12,177,496
Financials	18,963,520	7,958,078	—	26,921,598
Health Care	19,873,652	3,496,185	—	23,369,837
Industrials	11,242,318	11,101,798	—	22,344,116
Information Technology	33,590,899	9,295,372	—	42,886,271
Materials	2,038,512	5,789,266	—	7,827,778
Utilities	1,857,776	1,784,886	—	3,642,662
Other Common Stocks	—	10,993,087	—	10,993,087
Total Long-Term Investments	134,743,895	56,356,255	—	191,100,150
Short-Term Investments†	684,304	—	—	684,304
Total Investments	$135,428,199	$56,356,255	—	$191,784,454

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

22	QS Global Equity Fund 2021 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

QS Global Equity Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

24	QS Global Equity Fund 2021 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $81,756.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Global Equity Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$88,585
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$31,640,997
Sales	38,159,313

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$124,622,732	$69,304,604	$(2,142,882)	$67,161,722

4. Derivative instruments and hedging activities

During the six months ended April 30, 2021, the Fund did not invest in derivative instruments.

26	QS Global Equity Fund 2021 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$1,479
Class A	$197,405	187,846
Class C	6,390	2,563
Class I	—	10,024
Class IS	—	12
Total	$203,795	$201,924

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$36
Class A	73,424
Class C	1,629
Class I	6,654
Class IS	13
Total	$81,756

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Investment Income:
Class 1	$11,588	$15,936
Class A	1,134,912	1,664,251
Class C	—	—
Class I	153,122	219,354
Class IS	384	464
Total	$1,300,006	$1,900,005

QS Global Equity Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Net Realized Gains:
Class 1	$—	$72,872
Class A	—	8,441,414
Class C	—	110,493
Class I	—	863,013
Class IS	—	1,766
Total	—	$9,489,558

7. Shares of beneficial interest

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	650	$11,588	5,697	$88,808
Shares repurchased	(2,936)	(58,714)	(6,327)	(98,814)
Net decrease	(2,286)	$(47,126)	(630)	$(10,006)

Class A
Shares sold	406,714	$7,713,470	948,596	$14,632,764
Shares issued on reinvestment	62,751	1,126,381	638,270	10,008,002
Shares repurchased	(699,813)	(13,133,966)	(1,570,981)	(23,944,802)
Net increase (decrease)	(230,348)	$(4,294,115)	15,885	$695,964

Class C
Shares sold	2,169	$41,522	11,716	$183,194
Shares issued on reinvestment	—	—	6,725	108,008
Shares repurchased	(28,087)	(519,455)	(44,629)	(689,749)
Net decrease	(25,918)	$(477,933)	(26,188)	$(398,547)

Class I
Shares sold	67,157	$1,264,875	284,082	$4,162,992
Shares issued on reinvestment	8,539	152,503	69,129	1,078,408
Shares repurchased	(114,009)	(2,187,728)	(456,728)	(6,991,370)
Net decrease	(38,313)	$(770,350)	(103,517)	$(1,749,970)

28	QS Global Equity Fund 2021 Semi-Annual Report

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Class IS
Shares sold	—	$—	—	$—
Shares issued on reinvestment	21	$384	143	$2,230
Shares repurchased	—	—	—	—
Net increase	21	$384	143	$2,230

8. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $1,261,115, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS Global Equity Fund 2021 Semi-Annual Report	29

QS

Global Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective January 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Global Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02625 6/21 SR21-4165

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 22, 2021